Business Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business Segments
Business Segments

13. Segment Information

        Our reporting segments consist of Medical Equipment Outsourcing, Technical and Professional Services, and Medical Equipment Sales and Remarketing. Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company's reporting to its Chief Operating Decision Maker. Other assets are not allocated to the three business segments. Thus, assets included in Corporate and Unallocated contain all other Company assets. Certain operating information for our segments as well as a reconciliation of total Company gross margin to loss before income tax was as follows:

Medical Equipment Outsourcing
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$73,847	$60,818	$140,086	$125,992
Cost of revenue	28,466	22,452	52,900	45,069
Medical equipment depreciation	17,505	17,358	34,673	34,815

Gross margin	$27,876	$21,008	$52,513	$46,108

Technical and Professional Services
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$11,361	$11,152	$22,231	$21,965
Cost of revenue	8,227	8,064	16,110	15,848

Gross margin	$3,134	$3,088	$6,121	$6,117

Medical Equipment Sales and Remarketing
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$5,876	$4,763	$11,482	$8,950
Cost of revenue	4,600	3,724	8,900	7,071

Gross margin	$1,276	$1,039	$2,582	$1,879

Total Gross Margin and Reconciliation to Loss Before Income Tax
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Total gross margin	$32,286	$25,135	$61,216	$54,104
Selling, general and administrative	27,111	20,982	49,491	42,052
Acquisition and integration expenses	1,225	—	1,999	—
Interest expense	12,745	11,855	24,450	23,362

Loss before income tax	$(8,795)	$(7,702)	$(14,724)	$(11,310)

Total Assets by Reporting Segment
(in thousands)

	June 30, 2011	December 31, 2010
Medical Equipment Outsourcing	$444,497	409,315
Technical and Professional Services	87,726	85,175
Medical Equipment Sales and Remarketing	18,603	18,603
Corporate and Unallocated	418,964	319,935

Total Company Assets	$969,790	833,028

14. Business Segments

        The Company operates in three reportable segments:

  •
  Medical equipment outsourcing is the segment which the Company provides medical equipment outsourcing services to its customers, including more than 4,250 acute care hospitals and 4,350 alternate site providers in the United States, including some of the nation's premier health care institutions.

  •
  Technical and professional services offers a broad range of inspection, preventative maintenance, repair, logistic and consulting services through the Company's team of over 325 technicians and professionals located in its nationwide network of offices.

  •
  Medical equipment sales and remarketing is the segment through which the Company buys, sources, remarkets and disposes of pre-owned medical equipment for its customers through the Company's Asset Recovery Program; provides sales and distribution of specialty medical equipment; and offers its customers disposable items that are used on a single use basis.

        The Company identifies its segments based on its organizational structure and its internal reporting.

	Year Ended December 31,
(in thousands)	2010	2009	2008
Medical Equipment Outsourcing
Net Sales	$250,455	$232,623	$223,676
Gross margin	89,439	84,803	79,895
Assets	409,315	420,940	432,643
Amortization and Depreciation	11,625	11,793	12,643
Technical and Professional Services
Net Sales	44,426	42,395	45,225
Gross margin	12,736	11,856	12,549
Assets	85,175	85,867	86,559
Amortization and Depreciation	692	692	692
Intangible asset impairment charge	—	—	4,000
Medical Equipment Sales and Remarketing
Net Sales	22,541	22,186	20,218
Gross margin	6,199	4,009	4,745
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	319,935	309,993	339,920
Amortization and Depreciation	79,422	74,562	72,488
Capital Expenditures	76,998	53,527	73,903
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	833,028	835,403	877,725
Amortization and Depreciation	91,739	87,047	85,823
Capital Expenditures	76,998	53,527	73,903
Impairment charge	—	—	4,000
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	$108,374	$100,668	$97,189
Selling, general and administrative	89,336	84,225	85,166
Intangible asset impairment charge	—	—	4,000
Interest expense	46,457	46,505	46,878

Loss before income tax	$(27,419)	$(30,062)	$(38,855)

        Gross margin represents net revenues less total direct costs.

        Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company's reporting to its Chief Operating Decision Maker, other assets are not allocated to the three business segments. Thus, assets included in Corporate and Unallocated contain all other Company assets.